Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 6,841	$ 9,232
Share-based payments	6,075	6,544
Key management personnel compensation	$ 12,916	$ 15,776